Other non-current liabilities	12 Months Ended
Dec. 31, 2021
Other non-current liabilities
Other non-current liabilities
(17)	Other non-current liabilities

Other non-current liabilities primarily include asset retirement obligations mainly associated with closure, reclamation and removal costs for leasehold premises. The Company’s asset retirement obligations were approximately $13 million and $7 million as of December 31, 2021 and 2020, respectively. Estimated asset retirement obligation costs and settlement dates, which affect the carrying value of the liability and the related capitalized asset, are reviewed periodically to ensure that any material changes are incorporated into the latest estimate of the obligation.